SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549

                       FORM N-1A

        REGISTRATION STATEMENT UNDER SECURITIES
                      ACT OF 1933

         Pre-Effective Amendment No. ____ ____
         Post-Effective Amendment No.  21   X

                 SEC File No. 2-27183
                        and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940

                   Amendment No. 17

                 SEC File No. 811-1528


                   BRUCE FUND, INC.

  [Exact Name of Registrant as Specified in Charter]

                 20 North Wacker Drive
                      Suite 2414
                Chicago, Illinois 60606

       [Address of Principal Executive Offices]
                    (312) 236-9160

 [Registrant's Telephone Number, including Area Code]

                    Robert B. Bruce
                 20 North Wacker Drive
                      Suite 2414
                Chicago, Illinois 60606

        [Name and Address of Agent for Service]


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)

Immediately upon filing pursuant to paragraph (b)
On October  30, 1998 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On (date) pursuant to paragraph (a) of Rule 485
                                                  BRUCE
FUND, INC.
                                              20  North
Wacker Drive
                                             Suite 2414
                                               Chicago,
Illinois  60606
                                              (312)236-
9160


             BRUCE FUND, INC. / PROSPECTUS


A  diversified,  open-end no-load  management  company,
whose   objective  is  long-term  capital  appreciation
through investments in common stock primarily; income is a secondary consideration. The Fund may also invest in other securities as described in this Prospectus under "General Description of Bruce Fund, Inc."

This  Prospectus  sets forth concise information  about
Bruce  Fund,  Inc.  (the  "Fund")  that  a  prospective
investor  ought  to  know before investing.   Investors
should read and retain this Prospectus for future reference. Additional information has been filed with the Securities and Exchange Commission. Such statement of additional information may be obtained without charge by written request directed to Bruce Fund, Inc., 20 North Wacker Drive, Suite 2414, Chicago, Illinois
60606.

              ___________________________


THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION NOR HAS  THE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.


              ___________________________

                   October 30, 1998

                   TABLE OF CONTENTS

General Description                                   1

Fund Expenses                                         1

Condensed Financial Information                       2

Investment Restrictions                               3

Risk Factors                                          3

Management of the Fund                                4

Capital Stock                                         6

Purchase of Securities Being Offered                  7

Determination of Net Asset Value                      7

Redemption or Repurchase                              8

Pending Legal Proceedings                             8

General Terms                                         9

Dividend Election                                     9



        GENERAL DESCRIPTION OF BRUCE FUND, INC.

      Bruce Fund, Inc., incorporated under the laws  of
Maryland,   is   a   diversified  open-end   management
investment  company.  The primary investment  objective
of  the Fund is long term capital appreciation; income,
in  the  form of dividends or interest, is a  secondary
consideration.    There  can  be   no   assurance   the
objectives  can  be achieved.  The investment  policies
pursued  in  seeking to achieve this objective  involve
investment  primarily in common stocks and  bonds,  but
also  permit investment in securities convertible  into
common  stocks, preferred stocks, other debt securities
and  warrants.   Securities  of  unseasoned  companies,
where  the  risks are considerably greater than  common
stocks  of  more  established companies,  may  also  be
acquired  from time to time by the Fund,  if  the  Fund
management  (Bruce and Co.) believes  such  investments
offer  possibilities of capital appreciation;  however,
the  Investment  Restrictions  to  which  the  Fund  is
subject limit the percentage of total fund assets which
may  be  invested in the securities of any one  issuer.
These   restrictions   do  not  apply   to   securities
representing   ownership  interest  in  United   States
Government securities. The Fund may invest, without restriction, in future interest and principal of U.S.
Government securities, commonly known as "zero coupon" bonds.

                     FUND EXPENSES

      The following table illustrates all expenses  and
fees  that  a shareholder of the Fund will incur.   The
expenses set forth below are for the 1998 fiscal year.

           Shareholder Transaction Expenses

        Sales  Load Imposed  on  0.00%
        Purchases
        Sales  Load Imposed  on  0.00%
        Reinvested Dividends
        Contingent     Deferred  0.00%
        Sales Load
        Redemption Fees          0.00%
        Exchange Fees            0.00%

            Annual Fund Operating Expenses

        Management Fees          1.00%
        12b-1 Fees               0.00%
        Other Expenses           0.59%
        Total         Operating  1.59%
        Expenses

      The purpose of this table is to assist the investor in understanding the various expenses that an investor in the fund will bear directly or indirectly.

      The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period:

       1 year       3 years      5 years    10 years
       $16.00       $51.00       $88.00     $190.00

       This   example  should  not  be   considered   a
representation   of   past  or   future   expenses   or
performance. Actual expenses may be greater or lesser than these shown.

            CONDENSED FINANCIAL INFORMATION
     (for a share outstanding throughout the year)

      The following Condensed Financial Information of the Fund is for the ten years ended June 30, 1998. The
Condensed Financial Information set forth below should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated herein by reference.

           For Fiscal Years Ending June 30(1)

            199  19  199  19  19   19  199  19  19   198
            8    97  6    95  94   93  2    91  90   9

Net Asset   $13  $1  $11  $9  $1   $   $    $1  $    $
Value,      8.3  34  3.9  4.  09   89  83.  13  89   93.
Beginning   5    .2  4    04  .6   .5  53   .7  .8   04
of Period        3            1    2        9   9
(B)
Income
From
Investment
Operations
Net         4.3  4.  3.7  3.  2.   6.  2.2  2.  1.   2.5
Investment  2    42  7    40  91   22  2    02  53   7
Income
Net Gains   36.  3.  20.  19  (1   16  5.7  (3  25   (3.
or Losses   88   80  22   .9  1.   .3  4    0.  .1   20)
on                        7   53   7        33  3
Securities                    )             )
(both
realized
and
unrealized
)
Total from  41.  8.  23.  23  (8   22  7.9  (2  26   (0.
Investment  20   22  99   .3  .6   .5  6    8.  .6   63)
Operations                7   2)   9        31  6
                                            )

Less
Distributi
ons
Dividends   (4.  (4  (3.  (3  (6   (2  (1.  (1  (2   (2.
(from net   28)  .1  70)  .4  .9   .5  97)  .9  .7   52)
investment       0)       7)  5)   0)       5)  6)
income)
(A)
Distributi  --.  --  --.  --  --   --  ---  --  --   ---
ons (from   --   .   --   .-  .-   -.- .--  -.- -.-  .--
capital          --       -   -    -        -   -
gains) (A)
Total       (4.  (4  (3.  (3  (6   (2  (1.  (1  (2   (2.
Distributi  28)  .1  70)  .4  .9   .5  97)  .9  .7   52)
ons              0)       7)  5)   0)       5)  6)
Net Asset   $17  $1  134  $1  94   $1  $    $   $1   $89
Value, End  5.2  38  .23  13  .0   09  89.  83  13   .89
of Period   7    .3       .9  4    .6  52   .5  .7
(C)              5        4        1        3   9
Total       29.  6.  20.  25  (8   25  9.6  (2  30   (0.
Return      77%  13  81%  .7  .8   .5  4%   5.  .4   55%
                 %        8%  4%   5%       03  0%   )
                              )             %)

Ratios/Sup
plemental
Data
Net         3.2  2.  2.5  2.  2.   2.  2.1  2.  3.   3.4
Assets,     5    63  6    25  06   42  2    36  39   7
End of
Period ($
million)
Ratio of    1.5  1.  1.7  2.  1.   2.  2.1  2.  2.   1.8
Expenses    9%   69  8%   04  90   12  7%   47  25   3%
to Average       %        %   %    %        %   %
Net
Assets(2)
Ratio of    2.6  3.  2.9  3.  2.   6.  2.4  2.  1.   2.9
Net Income  0%   29  8%   48  64   22  9%   25  58   2%
to Average       %        %   %    %        %   %
Net
Assets(3)
Portfolio   2.6  4.  11.  19  2.   13  3.9  40  20   6.0
Turnover    0%   22  83%  .3  48   .6  2%   .9  .3   9%
Rate             %        4%  %    3%       6%  7%
  ____________________________________

 1For  1990  and  prior  years, figures  are  based  on
average month-end shares outstanding during year,  with
the following exceptions:  (A) number of shares at last
dividend   payment  date,  (B)  number  of  shares   at
beginning of year, (C) number of shares at end of year.
For 1991 through 1998 figures are based on average daily shares outstanding during year, with the same exceptions.

 2If the Fund had paid all of its expenses and there had been no management fee waiver by the investment advisor, this ratio would have been 2.36% and 2.05% for the years ended June 30, 1994 and 1989 respectively.
The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds.

 3If  the  Fund had paid all of its expenses and  there
had  been  no  management fee waiver by the  investment
advisor, this ratio would have been 2.18% and 2.70% for
the years ended June 30, 1994 and 1989 respectively.
      There is no minimum or maximum percentage of Fund
assets required to be invested in any type of security.
Cash  and  equivalents  are retained  by  the  Fund  in
amounts  deemed  adequate for current needs,  including
without  limitation the ability to redeem Fund  shares,
and  pay current fees, costs and expenses of the  Fund.
The  Fund  reserved the right, as a temporary defensive
measure   when  general  economic  (including   market)
conditions  are believed by management to warrant  such
action,  to  invest  any  portion  of  its  assets   in
conservative  fixed-income securities  such  as  United
States  Treasury  Bills, Notes, Bonds, certificates  of
deposit,  prime-rated commercial paper  and  repurchase
agreements  with  banks  (agreements  under  which  the
seller  of  a security agrees at the time  of  sale  to
repurchase it at an agreed time and price).  Securities
are  not  generally  purchased with  a  view  to  rapid
turnover  to obtain short-term profits, but rather  are
purchased   because  management  believes   they   will
appreciate in value over the long-term. The investment objectives and the other policies described in this paragraph may be changed without shareholder approval.

      Investment  Restrictions:  The Fund  has  adopted
certain  investment restrictions, which are matters  of
fundamental  policy and cannot be changed  without  the
approval   of  the  holders  of  a  majority   of   its
outstanding  shares,  as  defined  by  the   Investment
Company  Act.   Such  investment restrictions  are  set
forth   in   the   Fund's  "Statement   of   Additional
Information".

      The right, as a defensive measure (see above), to
invest   Fund   assets  in  conservative   fixed-income
securities mandates that not more than 5% of the  total
assets  of  the  Fund, taken at market value,  will  be
invested  in  the securities of any one  issuer  (other
than  securities issued by the United States Government
or   an   agency  thereof,  or  a  security  evidencing
ownership  in  future interest and  principal  of  U.S.
Treasury securities, such as "zero coupon" bonds).  The
exception  to  this  restriction,  relating   to   such
Government securities permits management to invest assets of the Fund without limit in the instruments described above.

      Risk  Factors:  In seeking capital  appreciation,
the Fund will invest some of its assets in common stock
of  small and medium size companies whose stock  prices
often  fluctuate more than prices of common  stocks  of
larger  companies.  To the extent  Fund  assets  should
become  so  invested,  such fluctuations  would  likely
cause the Fund's price per share to be more volatile in
both  "up" and "down" markets than most of the  popular
stock  averages.   The Fund is intended  for  long-term
investors  and  not for those who hope to  profit  from
favorable  short  term swings in stock  market  prices.
Further, the Fund is not intended to provide a balanced
investment  program to meet all requirements  of  every
investor.    It  is  also  intended  only   for   those
financially  able  to  assume  the  risks  inherent  in
investing    for    long-term   capital   appreciation.
Investors must recognize there is a risk of loss in any
investment  seeking  capital  appreciation,   including
securities issued by the U.S. Treasury.

      While debt securities are expected to be redeemed
by  payment  to  the investor of the  principal  amount
thereof  when such securities mature, they may  provide
opportunities to contribute to the realization  of  the
Fund's paramount objective, capital appreciation.  Many
such securities outstanding are traded on exchanges  or
over-the-counter  and  may,  from  time  to  time,   be
acquired  at  substantial discounts from the  principal
amount  which  the  issuer  has  promised  to  pay   at
maturity.   The investment advisor may invest  in  such
debt securities of any grade or quality, subject to the
limitation on percentage of total Fund assets which may
be  invested in the securities of any one issuer.  (See
"Investment Restrictions").  Investments may be made in
defaulted  bonds, and management has invested  in  such
defaulted  bonds, which sell at a great  discount  from
face redemption value.  In most cases, the risk of loss
or opportunity for gain on a debt security is less than
on an equity security of the same issuer because in the
case   of  corporate  issuers,  debt  obligations  must
normally   be   satisfied   before   stockholders   may
participate in earnings or distributions of the issuer.
Notwithstanding, there is risk that the market price of the debt security may decline below the price at which it was acquired, that the issuer may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default resulting in no repayment to the holder at maturity.

      The investment adviser to the Bruce Fund, Bruce and Co., presently manages no other mutual fund or investment company.


                MANAGEMENT OF THE FUND

      The Fund has entered into an Investment Advisory
Agreement   employing  Bruce and  Co.  to  manage  the
investment and reinvestment of the Fund's assets and to otherwise administer the Fund's affairs to the extent requested by the Board of Directors. Under the Agreement Bruce and Co. is, subject to the authority of the Fund's board of directors, responsible for the overall management of the Fund's business affairs.
This Agreement is subject to annual review and will continue in force if specifically approved annually by the stockholders.

      The advisor, Bruce and Co., is an Illinois corporation, controlled by Robert B. Bruce; it is located at Suite 2414, 20 North Wacker Drive, Chicago,
Illinois 60606.

      Robert B. Bruce, President of the Fund,  and  R.
Jeffrey  Bruce, Vice President-Secretary of the  Fund,
are  the only stockholders, and Robert B. Bruce is the
only  control person of Bruce and Co.  Robert B. Bruce
has  been  an investment advisor since l954, following
his  graduation from the University of Wisconsin.   He
is  a  Chartered Financial Analyst.  Since  1974,  Mr.
Bruce,  through Bruce and Co., has been an  investment
advisor  continuously  serving  both  individuals  and
institutions.   In  August, l998, Bruce  was  managing
assets with an approximate value of $28.5  million for
such  clients.   Mr. Bruce is responsible  for  making
investment decisions for the Fund, and is assisted  by
R. Jeffrey Bruce who graduated from the University of Colorado in l982. R. Jeffrey Bruce is the son of Robert B. Bruce.

 Bruce and Co.'s compensation for its services to the
            Fund are calculated as follows:

       Annual                Applied to Average
   Percentage Fee            Net Assets of Fund

1.0%                      Up to $20,000,000; plus
0.6%                        $20,000,000 through
                             $l00,000,000;plus
0.5%                         over $l00,000,000

      The  fee  is  calculated and paid each  calendar
month  based  on the average of the daily closing  net
asset value of the Fund for each business day of  that
month.   Since the rates above are annual  rates,  the
amount payable to the adviser for each calendar  month
is  l/l2th of the amount calculated as described.  The
annual  percentage fee of l.0% is higher than the  fee
charged   to   a   majority  of  open-end   investment
companies.   The  Fund  also bears  certain  fees  and
expenses  including,  but  not  limited  to,  fees  of
directors   (not  affiliated  with  Bruce  and   Co.),
custodian   fees,  costs  of  personnel   to   perform
clerical, accounting and office services for the Fund,
fees   of   independent  auditors,  counsel,  transfer
agencies  and  brokers' commissions.  These  fees  are
fully  described in the Investment Advisory Agreement.
For the most recent fiscal year, the total expenses of
the  Fund  were l.59% of the average net assets.   The
adviser, Bruce and Co., received $29,366 during the l998 fiscal year (1.00% of average net assets)



                DIRECTORS AND OFFICERS

Directors are elected at the annual meeting and serve until the next annual meeting of stockholders, and until the successor of each shall have been duly elected and shall have qualified. The board of directors is:


        Directors             Business Experience
                              for Last Five Years

  (1) *Robert B. Bruce
         Age 66            l974    to    present    -
                           principal, Bruce  and  Co.
                           (investment advisor); l982
                           to  present - Chairman  of
                           Board     of    Directors,
                           Treasurer,    Professional
                           Life  &  Casualty  Company
                           (life  insurance  issuer),
                           previously       Assistant
                           Treasurer.

(2) James S. VanPelt, Jr.  l983    to    present    -
         Age 62            President,          Grundy
                           Industries, Inc.  (roofing
                           material manufacturer) was
                           assistant   to   President
                           prior to l985.

  (3) Ward M. Johnson      l978    to    present    -
         Age 61            Manufacturer's       agent
                           representing manufacturers
                           of     housewares,    home
                           furnishings,      consumer
                           electronics products,  and
                           office equipment.

      Two of the present directors have been serving since l983; Mr. Ward M. Johnson was elected in December, l985 to fill a vacancy.

      As  of September 10, l998, Robert B. Bruce owned
6,983  shares, R. Jeffrey Bruce owned 878 shares,  and
James S. Van Pelt owned 52 shares. The above-named directors and officers elected by them, who are employees of Bruce and Co. will receive no fees or salaries from the Fund for services rendered as directors or officers of the Fund.

      Officers of the Fund, duly elected and presently serving, are:

                 President                 Robert   B.
Bruce
                Vice-President, Secretary           R.
Jeffrey Bruce
                 Treasurer                 Robert   B.
Bruce

      The transfer agent and dividend paying agent of the Fund is Unified Management Corporation, 429 North
Pennsylvania Street, Indianapolis, Indiana 46204-l897.
The Fifth Third Bank, Cincinnati, Ohio serves as custodian of the securities and cash of the Fund. All dividend shares will be held by the transfer agent.
Customer Account Service telephone numbers at  Unified
Management Corporation are (800) 872-7823 or (800) 87-
BRUCE.



      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The annual report to shareholders of the Fund contains
performance  information in addition to that  included
in   this  prospectus.   The  Bruce  Fund  will   make
available the annual report to any recipient of its prospectus upon request and without charge.


                     CAPITAL STOCK

      Bruce Fund, Inc. is a Maryland corporation incorporated on June 20, 1967. It has only one class of authorized stock: Capital Stock, $1.00 par value.
Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's
Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors.
The shares are redeemable (as described under "How to Redeem Shares" and "Determination of Net Asset Value") and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liability associated with ownership of Fund stock.

      No person is believed by Management to own beneficially, except Robert B. Bruce, either directly or indirectly, more than 25% of the voting securities of the Fund. Mr. Bruce owed 38.6% of such securities at September 10, 1998.

      Shareholder inquiries should be addressed to Bruce Fund, Inc., Suite 2414, 20 North Wacker Drive,
Chicago, Illinois 60606.

      The Fund intends to distribute substantially all
of  its net income and net realized capital gains,  if
any, less any available capital loss carryover, to its
shareholders   annually  and  to   comply   with   the
provisions of the Internal Revenue Code applicable to investment companies, which will relieve the Fund of Federal income taxes on the amounts so distributed.

      Unless  a  shareholder  otherwise  directs,  all
income  dividends  and capital gains distribution  are
automatically reinvested in full and fractional shares
of  the  Fund.  Shares are purchased at the net  asset
value  (see  "Determination of Net Asset Value")  next
determined  after  the dividend  declaration  and  are
credited   to   the  shareholder's   account.    Stock
certificates are not issued.  A shareholder may  elect
to  receive  all  income dividends and  capital  gains
distributions  in  cash or to reinvest  capital  gains
distributions  and receive income dividends  in  cash.
An  election  to  reinvest or  receive  dividends  and
distributions in cash will apply to all shares of  the
Fund  registered  in  the same name,  including  those
previously purchased.  A shareholder wishing  to  make
such  election  must  notify  the  transfer  agent  in
writing of such election.  The dividends and long-term
capital  gains  distributions  are  taxable   to   the
recipient whether received in cash or reinvested in additional shares.

      Shareholders  may elect not to continue  in  the
dividend  reinvestment program at any time.  Following
such  election,  the shareholder will  receive  income
dividends   or   all  distributions  in   cash.    Any
shareholder  who is not participating in the  dividend
reinvestment  program may elect to  do  so  by  giving
written  notice to the transfer agent.  If an election
to  withdraw  from  or  participate  in  the  dividend
reinvestment  program is received between  a  dividend
declaration  date  and payment date,  it  will  become
effective on the day following the payment date.   The
Board of Directors of the Fund, when it declares a dividend, must fix in advance a recognized date for the determination of the stockholders entitled to receive such dividend. The record date must not be more than forty days preceding any dividend payment.


         PURCHASE OF SECURITIES BEING OFFERED

      Shares are issued by the Fund itself. The price per share is the next determined net asset value after acceptance of an application. See "Determination of Net Asset Value".

      To  invest  in Fund shares, the investor  should
complete  the Order Form enclosed at page  9  of  this
Prospectus.   The  completed and  signed  application,
accompanied by payment to Bruce Fund, Inc., should  be
mailed  to  Bruce  Fund, Inc., c/o Unified  Management
Corporation,    429    North   Pennsylvania    Street,
Indianapolis,  Indiana 46204-1897.   All  applications
must  be  accompanied  by payment.   Applications  are
subject to acceptance by the Fund, and are not binding
until so accepted.  The Fund does not accept telephone
orders  for purchase of shares and reserves the  right
to reject applications in whole or in part.  The Board
of Directors of the Fund has established $1,000 as the
minimum  initial purchase and $500 as the minimum  for
any   subsequent  purchase  (except  through  dividend
reinvestment), which minimum amounts are subject to change at any time. Shareholders will be notified in the event such minimum purchase-amounts are changed.
Stock certificates are not issued.

      Determination of Net Asset Value:  The per share
net  asset value is determined as of 3:00 P.M. Central
Time  each business day by dividing the value  of  the
Fund's  securities,  plus any cash  and  other  assets
(including  dividends  and interest  accrued  but  not
collected)  less  all liabilities (including  accrued-
expenses),   by  the  number  of  shares  outstanding.
Securities  listed on a stock exchange are  valued  on
the basis of the last sale on that day or, lacking any
sales,  at  the  last reported sale  price.   Unlisted
securities for which quotations are available are valued at the closing bid price.

      Short-term  securities are  valued  at  amortized
cost.   Any  securities for which there are no  readily
available  market quotations and other assets  will  be
valued at their fair value as determined in good  faith
by  the Board of Directors.  Odd lot differentials  and
brokerage  commissions will be excluded in  calculating
values.   The net asset value would also be  determined
at  the  close  of business on any other day  on  which
there  is a sufficient degree of trading in the  Fund's
portfolio  securities that the current net asset  value
of  the  Fund's shares might be materially affected  by
changes  in  the  value  of the  portfolio  securities,
provided  that  such  day is a business  day  on  which
shares  were  tendered  for  redemption  or  orders  to
purchase  shares  were received by  the  Fund.   Except
under extraordinary conditions, the Fund's business days will be the same as those of the New York Stock
Exchange.



               REDEMPTION OR REPURCHASE

Shareholders  have the right to request  the  Fund  to
redeem  their  shares by depositing their certificates
at  Unified  Management  Corporation  with  a  written
request  addressed  to Unified Management  Corporation
that  the  shares  be  redeemed.   Redemption  may  be
accomplished  by  a  signed  written  request  to  the
transfer  agent  that  the  Fund  redeem  the  shares.
Requests for redemption of Fund shares must be  signed
by   each  shareholder  and  EACH  SIGNATURE  MUST  BE
GUARANTEED by a bank or trust company in, or having  a
correspondent in New York City, or by a member firm of
a   national   securities  exchange.   Signatures   on
endorsed  certificates submitted for  redemption  must
also  be  similarly  guaranteed.  Redemption  requests
received  by  the transfer agent before the  close  of
business on the New York Stock Exchange on any day  on
which  that Exchange is open will be effected  at  the
redemption   price  calculated  as  of   such   close.
Requests  received after that time will be entered  at
the  redemption price calculated as of such  close  on
the  next day on which that Exchange is open.   It  is
suggested that all redemption requests by mail be sent
Certified Mail with return receipt.

      The redemption price is the net asset value  per
share      determined     as     described      above.
See, "Determination of Net Asset Value". Payment for shares redeemed, except as described hereafter, is made by the Fund to the shareholder within seven days after the certificates are received, but the Fund may suspend the right of redemption, subject to rules and regulations of the Securities and Exchange Commission, at any time when (a) The New York Stock Exchange is closed, (b) trading on such exchange is restricted,
(c) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (d) the Commission by order permits such suspension for the protection of shareholders.

      If  in  the  opinion of the Board  of  Directors,
conditions  exist which make cash payments undesirable,
payment may be made in securities or other property  in
whole  or in part.  Securities delivered in payment  of
redemptions are valued at the same value of the  Fund's
assets.   Shareholders  receiving  such  securities  or
redemption will incur brokerage costs on the sale thereof. Long-term capital gains distribution will be taxed to the individual Fund shareholder as such, regardless of the length of time the Fund shares have been held.

               PENDING LEGAL PROCEEDINGS

There are no legal proceedings to which the Fund or the adviser is a party.

                     GENERAL TERMS

      This application is subject to acceptance by  the
Fund  in Chicago, Illinois.  This application will  not
be accepted unless accompanied by payment.  The passage
of title to and delivery of shares purchased (including
shares    hereafter    purchased    through    dividend
reinvestment or otherwise), whether or not certificates are issued, shall be deemed to take place in Illinois.
The applicant certifies that he or she has full capacity to enter into this subscription agreement.
The purchase price shall be the net asset value in effect at the time this application is accepted by the Fund.


                   DIVIDEND ELECTION

     Unless a shareholder otherwise directs, all income
dividends   and   capital   gains   distributions   are
automatically reinvested in full and fractional  shares
of  the  Fund.   If you do NOT wish your dividends  and
capital gains distributions reinvested in shares of the Fund but wish instead to receive the full amount of dividends and capital gains distributions in cash, or to receive income dividends only in cash (reinvesting capital gains distributions in shares of the Fund), you should check the choice you wish to make, and sign at the place indicated.

      (   ) I (We) elect to receive the full amount  of
all dividends and capital gains distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, until contrary written instructions are received by the Fund.

      (   ) I (We) elect to receive the full amount  of
all income dividend distributions hereafter paid on shares of Bruce Fund, Inc. registered in the name(s) of the undersigned in cash, and approve the automatic reinvestment of all capital gains distributions in full and fractional shares of the Fund, until contrary written instructions are received by the Fund.


                                   ____________________
                                   ________________
                                   Signature


                                   ____________________
                                   ________________
                                   Signature   of   Co-
                                   Owner, if any.
                                    If shares are to be
registered. jointly, all
                                   owners must sign.


(NOTE:   If this election is not signed, dividends  and
capital gains distributions will be reinvested in Fund shares, as described on the Order Form. If you elect to receive dividends/capital gains in cash, this signed
Dividend Election must be returned with your Order Form for Purchasing Bruce Fund Shares).
  MAIL THIS ORDER FORM AND CHECK DIRECTLY TO UNIFIED
                MANAGEMENT CORPORATION

     ORDER FORM FOR PURCHASING BRUCE FUND SHARES
      (Minimum initial investment of $1,000; $500, thereafter)

Unified Management Corporation                    Date:
429 North Pennsylvania Street
Indianapolis, Indiana 46204-1897
Attn:  Bruce Fund, Inc.

Gentlemen:

       Enclosed   is   my  check  in  the   amount   of
$_____________ (make check payable to Bruce Fund, Inc.)
for  the purchase of shares of Bruce Fund, Inc. Capital
Stock.  The undersigned subscribes for:

  (                       )                     Exactly
  ______________________________________________
  shares,
               OR
  (   )  The  maximum  number of  full  and  fractional
  shares which may be purchased with the enclosed amount.

      The minimum initial purchase is $1,000, and the minimum for any subsequent purchase is $500, except through dividend reinvestment. All applications must be accompanied by payment. Differences between amounts submitted and actual cost of shares purchased will be refunded or billed to the registered owner designated below, unless otherwise specified.

      I have received and read the latest prospectus of the Bruce Fund.

      AUTOMATIC  DIVIDEND REINVESTMENT -  I  understand
that   all   dividends  and  capital  gains   will   be
automatically reinvested unless the Dividend Election on the reverse side is signed or until contrary written instructions are received by the Fund, as set forth in the prospectus.

       STOCK   CERTIFICATES  -  All  shares   purchased
(including reinvestments) will be credited to the stockholder's account; no stock certificates will be issued.

      All  dividend  shares will  be  held  by  Unified
Management Corporation.

Shares of the Bruce Fund are to be registered as follows:______________________________________
                                               (Name)
     This section must be completed to open your account. Failure to complete this section and sign the Order Form may result in backup withholding.

   SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION
                        NUMBER



     Individual accounts.  Specify the Social
     Security number of the owner.
     Joint accounts. Specify the Social Security number of the first named owner.
     Uniform Gifts/Transfers to Minors account.
     Specify minor's Social Security number.
     Corporations, Partnerships, Estates, Other
     Entities or Trust accounts. Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the Fund.

     In addition to the above, Joint accounts must also specify the Social Security number of the second named owner here.



Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social
Security Number or Taxpayer Identification Number in this Order Form, and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social
Security Number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends paid to your account and/or the withholding of certain other payments to you (referred to as "backup withholding").

Under penalties of perjury, you certify that:

1.   The Social Security or Taxpayer Identification
     Number on this Application is correct; and

2.   You are not subject to backup withholding because
     a) you are exempt from backup withholding; or b) you have not been notified by the Internal Revenue
     Service that you are subject to backup
     withholding; or c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


Name:                       Name:
__________________________  __________________________
_______                     _______
     (please print)
Street:                     Street:
__________________________  __________________________
_______                     _______
City:  ___________  State:  City:  ___________  State:
_________ Zip:_____         _________ Zip:_____


__________________________  __________________________
_____________                     _____________
        Signature                   Signature


If shares are to be registered jointly, all owners must
sign.  Any registration in the names of two or more co-
owners  will, unless otherwise specified, be  as  joint
tenants  with right of survivorship and not as  tenants
in  common.  Shares may be registered in the name of  a
custodian for a minor under applicable state  law.   In
such cases, the name of the state should be indicated, and the taxpayer identification or social security number should be that of the minor.

                                             PROSPECTUS

                                       October 30, 1998

                                       BRUCE FUND, INC.


BRUCE FUND, INC.
20 North Wacker Drive
Chicago, Illinois  60606



Investment Adviser
     Bruce and Co.
     Chicago, Illinois


Custodian
     Fifth Third Bank
     Cincinnati, Ohio



Shareholder Service and Transfer Agent
     Unified Management Corporation
     429 North Pennsylvania Street
     Indianapolis, Indiana 46204-1897



Counsel
     McBride Baker & Coles
     Chicago, Illinois



Independent Public Accountants
     Arthur Andersen LLP
     Chicago, Illinois



          STATEMENT OF ADDITIONAL INFORMATION



                   BRUCE FUND, INC.
                 20 North Wacker Drive
                      Suite 2414
               Chicago, Illinois  60606
                    (312) 236-9160





      This Statement of Additional Information is not a
Prospectus,  but it should be read in conjunction  with
the  Prospectus.   The Prospectus may  be  obtained  by
writing or calling BRUCE FUND, INC.  This Statement  of
Additional Information relates to the Prospectus  dated
October 30, 1998.




                Date:  October 30, 1998



                          TABLE OF CONTENTS
                                PART B
General
Description............................................
1
Investment Objectives and Policies:                   1
Management of the Fund                                3
Control Persons and Principal Holders of Securities:  4
Investment Advisory and Other Services:               4
Brokerage Allocation:                                 5
Capital Stock and Other Securities:                   6
Purchase, Redemption and Pricing of Stock Being
Offered:                                              7
Tax Status:                                           7
Underwriters:                                         7
Financial Statements as of June 30, 1998              7

General Information and History:

      Bruce  Fund, Inc.'s (the "Fund") only  business
during  the past five years has been an open-end  no-
load  investment company.  The name of the  Fund  was
changed   in   October  1983,  following  stockholder
approval  of such change, to BRUCE FUND, INC.   at  a
special meeting held October 17, 1983.  At all  times
prior thereto, from the Fund's formation in 1967, its
name   was  THE  HEROLD  FUND,  INC.   Other  general
information   and  history  is  set  forth   in   the
Prospectus.

Investment Objectives and Policies:

       The   Fund   has  adopted  certain  investment
restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined by the Investment Company Act.
These fundamental policies are:

      1. Securities of other investment companies will not be purchased, except the Fund may purchase securities issued by money market funds.

      2. The Fund will not acquire or retain any security issued by a company if one or more officers or directors of the Fund or any affiliated persons of its investment adviser beneficially own more than one-half of one percent (0.5%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent
(0.5%) together own more than 5% of such stock or security.

      3. The Fund will not borrow money or pledge any of its assets.

      4.    Investments  will not  be  made  for  the
purpose  of exercising control or management  of  any
company.   The  Fund will not purchase securities  of
any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

     5. The Fund will not sell short, buy on margin or engage in arbitrage transactions.

      6.    The Fund will not lend money, except  for
the   purchase   of  a  portion  of   an   issue   of
publicly-distributed debt securities.

      7.   The Fund will not buy or sell commodities,
commodity  futures  contracts  or  options  on   such
contracts.

      8. The Fund will not act as an underwriter or distributor of securities, other than its own capital stock, except as it may be considered a technical
"underwriter" as to certain securities which may not be publicly sold without registration under the Securities Act of 1933.

      9.    The  Fund will not purchase or write  any
puts,  calls or combinations thereof.  The Fund  may,
however,  purchase  warrants  for  the  purchase   of
securities of the same issuer issuing such  warrants,
or of a subsidiary of such issuer.  The investment in
warrants, valued at the lower of cost or market,  may
not  exceed  5.0%  of the value  of  the  Fund's  net
assets.   Included  within that amount,  but  not  to
exceed 2.0% of the value of the Fund's net assets, may be Warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

      10.   The  Fund will not purchase or  own  real
estate  or  interests in real estate, except  in  the
marketable   securities  of  real  estate  investment
trusts.

      11. The Fund will not purchase any securities which would cause more than 10% of the Fund's net assets at the time of purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933.

      12.   Not  more than 25% of the  value  of  the
Fund's   total   assets  (exclusive   of   government
securities) will be invested in companies of any  one
industry  or group of related industries.   The  Fund
will not issue senior securities.

      13.  The Fund will be required to have at least
75%  of the value of its total assets represented  by
(i) cash and cash items (including receivables), (ii) government securities as defined in the Investment
Company Act of 1940, and (iii) other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer.

      14. The Fund will not invest in oil, gas or other mineral leases.

      It is the policy of the Fund not to invest more
than  5%  of the value of the Fund's total assets  in
securities  of issuers, including their  predecessor,
which  have been in operation less than three  years.
Registrant  does  not  presently  invest  in  foreign
securities  and  has no present plans  to  make  such
investments.  There is no restriction against  making
investments  in the securities of unseasoned  issuers
or  of  foreign Issuers and such Investments  may  be
made in management's discretion, without approval  of
a   majority   of   the  Fund's  outstanding   voting
securities.   Management has no present intention  of
changing either policy described.

     Portfolio turnover rate was 2.60% in 1998, 4.22% in 1997, and 11.83% in 1996. Portfolio turnover rate is the percentage relationship between the value of the lesser of purchases or sales of the Fund's portfolio securities during the year and the average monthly value of portfolio securities owned by the Fund during such year. The shareholders receive distributions of income and taxable gains (see, "Tax
Status"); if capital gains result from portfolio securities sold, it may increase the income tax liability of the shareholder.
Management of the Fund:

           (a)  The Fund is managed by its officers and
directors.   It  has  no advisory board.   The  persons
serving are:

                                        Principal
Name and Address   Positions Held   Occupation During
                  With Registrant1 the Past Five Years

Robert B. Bruce2  Director,        See Prospectus,
1340 Asbury       Chairman of  the "Management of
Avenue            Board,           Fund"
Winnetka, IL      President,
60093             Treasurer

Ward M. Johnson   Director         See Prospectus
Savannah, GA
31406

James   S.    Van Director         See Prospectus
Pelt, Jr.
1393     Edgewood
Lane
Winnetka,      IL
60093

R.  Jeffrey Bruce Vice President,  1983 to present -
2,3               Secretary        Vice President  of
1049 W. Montana                    Bruce and Co.
Chicago,       IL
60614



  Control Persons and Principal Holders of Securities

     (a)   One person is believed by management to  own
beneficially, either directly or indirectly, more  than
25%  of  the voting securities of the Fund.  (See,  (b)
below).   Bruce Fund, Inc.  is a Maryland  corporation.
In that no major corporate measure requires approval by more than 75% of all outstanding shares, no person voting alone could permit:

          (1)    the   consolidation,   merger,   share
exchange or transfer of assets to another person;

          (2)   the  distribution of a portion  of  the
assets of the Fund to its stockholders in partial liquidation;

          (3)  the voluntary dissolution of the Fund;

          (4)   the "business combination" of the  Fund
with  another  person as described in Maryland  General
Corporation Law, Sec.E3-601 through 3-603.

     (b) The following table sets forth information as to all persons known to the Board of Directors of the Fund to be the beneficial owners of more than 5% of the outstanding shares of the Fund at June 30, 1998:
Robert B. Bruce, 37.6%.

     (c) Robert B. Bruce, President of the Fund and principal owner of Bruce and Co., investment adviser to the Fund, presently owns 6,983 shares of the Fund, and his wife owns 450 shares; Mr. Bruce disclaims any beneficial ownership in Mrs. Bruce's shares. All other officers and directors of the Fund own less than 10% of the outstanding shares.


        Investment Advisory and Other Services

     (a) Bruce and Co., an Illinois corporation controlled by Robert B. Bruce, is the only investment adviser to the Fund. Mr. Bruce is in control of the adviser, and is Chairman of the Board of Directors, President and Treasurer of the Fund. R. Jeffrey Bruce is employed by, and a stockholder, officer and director of, Bruce and Co. and is Vice-President and Secretary of the Fund.

      The advisory fee payable by the Fund to Bruce and Co. is a percentage applied to the average net assets of the Fund as follows:

_______________________________
1 All persons named in this paragraph (a) assumed the position held with Fund at either Ocober 17 or 18, 1983 except Mr. Johnson, who was elected to the board of directors in December 1985.
2 Interested person as defined in the Investment
Company Act of 1940.
3 R. Jeffrey Bruce is the son of Robert B. Bruce.